Accumulated losses/ Retained earnings	12 Months Ended
Jun. 30, 2023
Accumulated losses/ Retained earnings
Accumulated losses/ Retained earnings

19.Accumulated losses/ Retained earnings

Movements in accumulated losses were as follows:

	2023	2022

	(In thousands of US Dollars)
As of July 1	(24,432)	(18,239)
Loss during the year	(15,217)	(6,193)
As of June 30	(39,649)	(24,432)